Changes in Carrying Amount of Wireless Licenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	$ 77,744
Capitalized interest on wireless licenses	754	406	442
Ending balance	75,747	77,744
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	77,744	73,250
Acquisitions (Note 2)	579	4,544
Dispositions (Note 2)	(2,361)
Capitalized interest on wireless licenses	566	205
Reclassifications, adjustments and other	(781)	(255)
Ending balance	$ 75,747	$ 77,744